Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Apr. 02, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	VLOV INC.
Entity Central Index Key	0001388311
Trading Symbol	vlov
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		7,592,535
Entity Public Float			$ 12,652,093
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 14,725	$ 12,013
Time deposits		3,020
Accounts and other receivables	36,233	21,222
Trade deposits	3,482	4,806
Inventories	1,880	654
Prepaid expenses	85	110
Total current assets	56,405	41,825
Property, plant and equipment, net	2,197	947
Goodwill	5,219
Land use rights		261
TOTAL ASSETS	63,821	43,033
Current Liabilities:
Accounts payable	7,173	3,254
Accrued expenses and other payables	1,967	1,446
Amount due to a director/officers	1,216	162
Derivative liability - common stock warrants	673	1,312
Short-term bank loans		607
Income taxes payable	3,002	2,259
Total current liabilities	14,031	9,040
Stockholders Equity:
Common stock, $0.00001 par value, 40,000,000 shares authorized, 7,586,741 and 7,377,668 shares issued and outstanding as of December 31, 2011 and December 31, 2010, respectively	1	1
Preferred stock, $0.00001 par value, 100,000,000 shares authorized, 632,853 and 1,048,759 shares issued and outstanding as of December 31, 2011 and December 31, 2010, respectively (liquidation preference $1,809,960 and $2,999,451)	900	1,492
Additional paid-in capital	9,718	8,873
Statutory reserve	913	913
Retained earnings	35,087	21,159
Accumulated other comprehensive income	3,171	1,555
Total stockholders' equity	49,790	33,993
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 63,821	$ 43,033

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	7,586,741	7,377,668
Common stock, shares outstanding	7,586,741	7,377,668
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	632,853	1,048,759
Preferred stock, shares outstanding	632,853	1,048,759
Preferred stock, Liquidation Preference Value	$ 1,809,960	$ 2,999,451

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 88,826	$ 73,834
Cost of sales	50,064	43,863
Gross profit	38,762	29,971
Operating expenses:
Selling expenses	15,619	8,568
General and administrative expenses	5,466	4,056
Operating Expenses, Total	21,085	12,624
Income from operations	17,677	17,347
Other income (expenses):
Change in fair value of derivative liability	639	2,351
Interest income	75	81
Interest expense	(8)	(67)
Nonoperating Income (Expense), Total	706	2,365
Income before provision for income taxes	18,383	19,712
Provision for income taxes	4,455	4,726
Net income	13,928	14,986
Other comprehensive income:
Foreign currency translation adjustment	1,616	995
Comprehensive income	15,544	15,981
Allocation of net income for calculating basic earnings per share:
Net income attributable to common shareholders	13,478	13,414
Net income attributable to preferred shareholders	450	1,572
Net income	$ 13,928	$ 14,986
Basic earnings per share- common (in dollars per share)	$ 1.81	$ 1.93
Diluted earnings per share (in dollars per share)	$ 1.79	$ 1.93
Weighted average number of common shares and participating preferred shares outstanding:
Basic (in shares)	7,461,296	6,974,492
Diluted (in shares)	7,802,690	7,792,063

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common stock	Preferred stock	Additional paid-in capital	Statutory reserve	Accumulated other comprehensive income	Retained earnings	Total
Balance at Dec. 31, 2009	$ 1	$ 4,003	$ 6,319	$ 913	$ 560	$ 6,173	$ 17,969
Balance (in shares) at Dec. 31, 2009	6,667,183	2,796,721
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						14,986	14,986
Foreign currency translation adjustment					995		995
Conversion of Preferred Stock to Common Stock		(2,511)	2,511
Conversion of Preferred Stock to Common Stock (in shares)	699,185	(1,747,962)
Warrants converted			43				43
Warrants converted (in shares)	3,300
Issuance of shares to director / officer (in shares)	8,000
Balance at Dec. 31, 2010	1	1,492	8,873	913	1,555	21,159	33,993
Balance (in shares) at Dec. 31, 2010	7,377,668	1,048,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						13,928	13,928
Foreign currency translation adjustment					1,616		1,616
Conversion of Preferred Stock to Common Stock		(592)	592
Conversion of Preferred Stock to Common Stock (in shares)	166,362	(415,906)
Issuance of shares to director / officer			253				253
Issuance of shares to director / officer (in shares)	42,711
Balance at Dec. 31, 2011	$ 1	$ 900	$ 9,718	$ 913	$ 3,171	$ 35,087	$ 49,790
Balance (in shares) at Dec. 31, 2011	7,586,741	632,853

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 13,928	$ 14,986
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,673	71
Loss on disposal of property, plant and equipment	15
Stock compensation expense	254
Change in fair value of derivative liability	(639)	(2,351)
(Increase) decrease in assets:
Accounts receivable	(13,999)	(12,189)
Trade deposits	1,476	1,846
Inventories	(1,028)	(350)
Prepaid expenses	112	(3,542)
Increase (decrease) in liabilities:
Accounts payable	3,738	586
Accrued expenses and other payables	576	1,555
Income and other tax payables	652	592
Net cash provided by operating activities	6,758	1,204
Cash flows from investing activities:
Purchases of property, plant and equipment	(58)	(9)
Acquisition of a business	(6,684)
Leasehold improvement purchases	(2,301)
Disposals of property, plant and equipment	1,193
Time deposits	3,020	(3,020)
Net cash used in investing activities	(4,830)	(3,029)
Cash flows from financing activities:
Proceeds from debt financing		592
Payments of short-term debt	(619)	(740)
Amount due to a director	1,001	2,563
Net provided by in financing activities	382	2,415
Effect of exchange rate changes	402	387
Net increase in cash and cash equivalents	2,712	977
Cash and cash equivalents, beginning of period	12,013	11,036
Cash and cash equivalents, end of period	14,725	12,013
Supplemental disclosure of cash flow information:
Interest paid	8	67
Income taxes paid	$ 4,494	$ 4,110

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Organization, Consolidation, Basis Of Presentation, Business Description and Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Description of business and organization

VLOV, Inc. (the “Company”) was incorporated on October 30, 2006 in the State of Nevada, under the name “Sino Charter, Inc.” The Company changed its name to “VLOV, Inc.” on March 20, 2009 in connection with the stock exchange transaction described below.

On February 13, 2009, the Company completed a stock exchange transaction with the stockholders of Peng Xiang Peng Fei Investments Limited (“PXPF”), whereby 5,824,000 restricted shares of common stock were issued to the stockholders of PXPF in exchange for 100% of the common stock of PXPF (the “Share Exchange”). The completion of the Share Exchange resulted in a change of control.

The Share Exchange has been accounted for as a reverse acquisition and recapitalization of the Company whereby PXPF is deemed to be the accounting acquirer (legal acquiree) and the Company is the accounting acquiree (legal acquirer). At the time of the Share Exchange, the Company had no assets or liabilities, and the 581,768 shares of its common stock outstanding immediately prior to the Share Exchange have been accounted for at their par value at the time of the Share Exchange.

The Company is the designer and distributor of “VLOV” brand men’s apparel and related products, which are distributed in the People’s Republic of China (“PRC” or “China”) and owns and operates stores in the Fujian province. Through December 31, 2010, all of the Company’s business operations were conducted by a variable interest entity (“VIE”), Jinjiang Yinglin Jinduren Fashion Limited (“Yinglin Jinduren”), which is controlled by the Company’s wholly-owned subsidiary, Dong Rong Capital Investment Limited (“HK Dong Rong”), through a series of contractual arrangements.

In January 2011, however, the Company began transferring its business operations to Dong Rong (China) Co., Ltd. (“China Dong Rong”), which is wholly-owned by HK Dong Rong, including all trademarks, sales contracts and design, marketing, sales and purchasing-related assets under Yinglin Jinduren. As the Company’s manufacturing activities were discontinued and outsourced, such related assets, including manufacturing equipment, the building that housed such equipment and the land use right for the land on which the building sits, were sold to an unrelated third-party during the first quarter of 2011. Sales were completed, and all proceeds from such sales paid to Yinglin Jinduren during the first quarter of 2011, with the funds being subsequently transferred to China Dong Rong. As of December 31, 2011, all transfers other than trademarks were completed, and all business operations were carried out by China Dong Rong as of such date.

As a result of the foregoing, the accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background		Ownership
PXPF	●	A British Virgin Islands limited liability company	100%
	●	Incorporated on April 30, 2008
HK Dong Rong	●	A Hong Kong limited liability company	100%
	●	Incorporated on January 5, 2005 originally under the name “Korea Jinduren International Dress Limited”
	●	Acquired by PXPF from the majority shareholders of PXPF on September 22, 2008
China Dong Rong	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100%
	●	Incorporated on November 19, 2009
	●	Registered capital of $8 million fully funded
Yinglin Jinduren	● ● ●	A PRC limited liability company Incorporated on January 19, 2002 Registered capital of RMB 10,000,000 ($1,237,000) fully paid by the majority shareholders of PXPF, Qingqing Wu and Zhifan Wu.	VIE by contractual arrangements (1)
	●	65.91% of equity interests held by Qingqing Wu, the Company’s Chief Executive Officer and Chairman of the Board of Directors, and 34.09% by his brother Zhifan Wu

(1)
On December 28, 2005, HK Dong Rong (then known as Korea Jinduren International Dress Limited) entered into certain exclusive agreements with Yinglin Jinduren and its equity owners. Pursuant to these agreements, HK Dong Rong provides exclusive consulting services to Yinglin Jinduren in return for a consulting services fee which is equal to Yinglin Jinduren’s net profits. Prior to the Share Exchange, however, certain dividends were declared and paid from Yinglin Jinduren’s net income to the equity owners of Yinglin Jinduren. In addition, Yinglin Jinduren’s equity owners have pledged their equity interests in Yinglin Jinduren to HK Dong Rong, irrevocably granted HK Dong Rong an exclusive option to purchase all or part of the equity interests in Yinglin Jinduren and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by HK Dong Rong.

Through these contractual arrangements, HK Dong Rong has the ability to control Yinglin Jinduren’s daily operations and financial affairs, appoint its senior executives and approve all matters requiring shareholder approval. As part of these contractual arrangements, HK Dong Rong and Yinglin Jinduren entered into an operating agreement which, amongst other matters, precludes Yinglin Jinduren from borrowing money, selling or acquiring assets, including intellectual property rights, providing guarantees to third parties or assigning any business agreements, without the prior written consent of HK Dong Rong. HK Dong Rong also agreed that, if any guarantee for Yinglin Jinduren’s performance of any contract or loan was required, HK Dong Rong would provide such guarantee to Yinglin Jinduren.

As a result of these contractual arrangements, HK Dong Rong is entitled to receive the expected residual returns of Yinglin Jinduren. Additionally, although Yinglin Jinduren has been profitable, in the event that Yinglin Jinduren were to incur losses, HK Dong Rong would be obligated to absorb a majority of the risk of loss from Yinglin Jinduren’s activities as a result of its inability to receive payment for its accumulated consulting fees that are equal to Yinglin Jinduren’s net income.

The Company believes that the equity investors in Yinglin Jinduren do not have the characteristics of a controlling financial interest, and that the Company is the primary beneficiary of the operations and residual returns of Yinglin Jinduren and, in the event of losses, would be required to absorb a majority of such losses. Accordingly, the Company consolidates Yinglin Jinduren’s results, assets and liabilities in the accompanying financial statements. Due to the contractual arrangements, the net income and interest allocable to the non-controlling interest is zero.

The Company’s consolidated assets do not include any collateral for Yinglin Jinduren’s obligations. The creditors of Yinglin Jinduren do not have recourse to the general credit of the Company.

Once the transfer of trademarks from Yinglin Jinduren to China Dong Rong is completed, the Company intends to exit from the contractual arrangements with, and to dissolve, Yinglin Jinduren. Until then, however, the Company will operate its business through China Dong Rong (as it currently does) while continuing to control Yinglin Jinduren through the contractual arrangements.

(b)	Basis of presentation and consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the variable interest entity (VIE), Yinglin Jinduren. Yinglin Jinduren is considered a VIE because the Company is deemed to be its primary beneficiary by virtue of the contractual arrangements between HK Dong Rong and Yinglin Jinduren. Because the Company and Yinglin Jinduren are under common control, the initial measurement of the assets and liabilities of Yinglin Jinduren for the purpose of consolidation by the Company is at book value. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIE are eliminated upon consolidation. As of December 31, 2011, Yinglin Jinduren had no operations.

(c)	Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company’s management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. The reported amounts of revenues and expenses during the reporting period may be affected by the estimates and assumptions that the management is required to make. Estimates that are critical to the accompanying consolidated financial statements relate primarily to returns, sales allowances and customer chargebacks, and the identification and valuation of derivative instruments. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the period that they are determined to be necessary. Actual results could differ from these estimates.

(d)	Revenue recognition

Sales of goods - distributors

All of the Company’s products are manufactured on its behalf by third-parties, based on orders for the Company’s products received from customers. The Company is responsible for product design, product specification, pricing to the customer, the choice of third-party manufacturer, product quality and credit risk associated with the customer receivable. As such, the Company acts as a principal and records revenues on a gross basis.

The Company recognizes revenue when (a) the price to the customer is fixed or determinable, (b) persuasive evidence of an arrangement exists, (c) delivery has occurred and (d) collectability of the resulting receivable is reasonably assured. Revenue from the sales of goods is recognized on the transfer of significant risks and rewards of ownership, which generally coincides with the time when the goods are delivered and the title has passed to the customer. Revenue excludes value-added tax (“VAT”) and is stated after deduction of trade discounts and allowances.

Sales of goods - retail

In July 2011, the Company began operating retail stores selling its menswear products. Revenue from retail sales is recognized at each point of sale. During the year ended December 31, 2011, such sales were less than 5% of the Company’s total revenue.

The Company’s retail revenue is net of VAT collected on behalf of PRC tax authorities in respect of the sale of merchandise. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the accompanying consolidated balance sheets until it is paid to the relevant PRC tax authorities.

Retail sales returns within seven days of purchase are accepted only for quality reasons. The Company has not yet had the experience to estimate and provide for such returns at the time of sale, and returns have been minimal to date.

(e)	Cash and cash equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid instruments with original maturities of three months or less to be cash equivalents. Cash and cash equivalents comprise cash at bank and on hand and demand deposits with banks.

(f)	Time deposits

The Company, at times, invests excess funds in time deposits with original maturity dates beyond three months. The Company held its held-to-maturity securities to maturity, and carried such investments at amortized cost. The carrying value of time deposits approximated the fair value of securities at December 31, 2010.

(g)	Accounts receivable

Accounts receivable, including associated value added taxes, are unsecured, and are stated at the amount the Company expects to collect. The Company may maintain allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company evaluates the collectability of its accounts receivable based on a combination of factors, including customer credit-worthiness and historical collection experience. Management reviews the receivable aging and adjusts the allowance based on historical experience, financial condition of the customer and other relevant current economic factors. Interest is not normally charged on accounts receivables. As of December 31, 2011 and December 31, 2010, there were no accounts receivable aged greater than 90 days that had not been collected by March 20, 2012, and management has determined no allowance for uncollectible amounts is necessary.

(h)	Depreciation and amortization

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation of property, plant and equipment is computed using the straight-line method based on the following estimated useful lives:

Buildings	30 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Office equipment	3 to 5 years
Plant and machinery	5 to 15 years
Leasehold improvements	1 to 4 years (amortized over the shorter of their economic lives or the remaining lease terms)

(i)	Inventories

Inventories are stated at the lower of cost or market value, determined by the weighted average method. For the Company-operated retail stores, the Company carries out physical inventory counts on a monthly basis to ensure that the amounts reflected in the consolidated financial statements at each reporting period are properly stated and valued. The Company records write-downs to inventories for shrinkage losses and damaged merchandise that are identified during the inventory counts. To date, such amounts have not been material to the consolidated financial statements.

(j)	Trade deposits

The Company places trade deposits with new third-party manufacturers in order to secure its ability to order production. The trade deposits are recorded at the amount paid to the manufacturers. Trade deposits are applied against the manufacturers’ invoices for inventory purchases. Inventory is recorded when received or title transfers to the Company.

(k)	Foreign currency translation

The Company has the PRC’s currency, Renminbi (“RMB”), as its functional currency. The accompanying consolidated financial statements of the Company are translated from RMB into U.S. Dollars (“$”). Accordingly, all assets and liabilities are translated at the exchange rates prevailing at the balance sheet dates, all income and expenditure items are translated at the average rates for each of the periods and equity accounts, except for retained earnings, are translated at the rate at the transaction date. Retained earnings reflect the cumulative net income (loss) translated at the average rates for the respective periods since inception, less dividends translated at the rate at the transaction date.

RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the People's Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC, which are determined largely by supply and demand. The rates of exchange quoted by the PBOC on December 31, 2011 and 2010 were US$1.00 to RMB 6.36 and RMB 6.59, respectively. The average translation rates of $1.00 to RMB 6.46 and RMB 6.76 were applied to the income statement accounts for the years ended December 31, 2011 and 2010, respectively.

Translation adjustments are recorded as other comprehensive income in the consolidated statements of income and comprehensive income and as a separate component of stockholders equity.

Commencing from July 21, 2005, China adopted a managed floating exchange rate regime based on market demand and supply with reference to a basket of currencies. Since then, the PBOC administers and regulates the exchange rate of $ against RMB taking into account the demand and supply of RMB, as well as domestic and foreign economic and financial conditions.

(l)	Land use rights

All land in the PRC is state-owned and cannot be sold to any individual or company. However, the government can grant the user a “land use right” to use the land.

At December 31, 2010, land use right was stated at cost less accumulated amortization and impairment losses. Amortization was calculated on the straight-line method over the estimated useful life of 50 years.

In February 2011, the Company entered into an agreement with an unrelated third-party to sell the building that housed its discontinued manufacturing activities and its land use right for the land on which the building occupies for approximately $989,000. 100% of the purchase price was received on or before March 31, 2011.

(m)	Long-lived assets

The Company estimates the future undiscounted cash flows to be derived from an asset to assess whether or not a potential impairment exists when events or circumstances indicate the carrying value of a long-lived asset may be impaired. If the carrying value exceeds the Company’s estimate of future undiscounted cash flows, the Company then calculates the impairment as the excess of the carrying value of the asset over the Company’s estimate of its fair market value.

(n)	Goodwill

The excess of the cost of an acquired entity over the net of the amounts assigned to assets acquired and liabilities assumed is recognized as goodwill. Goodwill is tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis in the fourth quarter or more frequently if there are indications of impairment. For purposes of the goodwill impairment test, a two-step test is used to identify the potential impairment and to measure the amount of goodwill impairment, if any. The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is considered not impaired. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. Under step two, the impairment loss is measured by comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

The estimated useful life of goodwill is indefinite.

The Company evaluates goodwill for impairment whenever events or changes in circumstances indicate that the assets might be impaired.

There was no indication of impairment to goodwill during the year ended December 31, 2011.

(o)	Comprehensive income

The Company’s only component of other comprehensive income is foreign currency translation gains and losses. The foreign currency translation gains for the years ended December 31, 2011 and 2010 were $1,616,000 and $995,000, respectively. Accumulated other comprehensive income is recorded as a separate component of stockholders’ equity.

(p)	Income taxes

The Company accounts for income taxes under the liability method. Deferred income taxes are recognized for the estimated tax consequences in future years, as differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end, based on enacted tax laws and statutory rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established to reduce deferred tax assets to the amount expected to be realized when, in management’s opinion, it is more likely than not that some portion of the deferred tax assets will not be realized. The provision for income taxes represents current taxes payable net of the change during the period in deferred tax assets and liabilities.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational or other errors made by the taxpayer or the withholding agent. The statute of limitations extends to five years under special circumstances. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Accordingly, the income tax returns of the Company’s PRC operating subsidiaries for the years ended December 31, 2009 through 2011 are open to examination by the PRC state and local tax authorities. The Company records interest and penalties as other expense on the consolidated income and other comprehensive income statements. During the years ended December 31, 2011 and 2010, the Company did not recognize any amount in interest and penalties.

(q)	Advertising costs

Advertising costs are expensed and reflected in selling expenses on the consolidated statements of income and comprehensive income in the period in which the advertisements are first run. Advertising expense for the years ended December 31, 2011 and 2010 was approximately $5.76 million and $5.70 million, respectively. Advertising costs include advertising subsidy expense which is accrued based on the terms in effect with distributors and paid when all attaching conditions have been completed.

Advertising subsidy expense is costs that the Company reimburses to a distributor primarily for display structures and large-scaled outdoor advertisings if the distributor makes a certain amount of purchases from the Company. The reimbursement amounts and purchase level requirements vary contractually with each distributor.

(r)	Shipping and handling costs

Shipping and handling costs are expensed as incurred and included in cost of sales.

(s)	Research and development costs

The Company charges all product design and development costs to expense when incurred and are reflected in general and administrative expenses on the consolidated statements of income and comprehensive income. Such costs aggregated approximately $2.73 million and $2.23 million for the years ended December 31, 2011 and 2010, respectively.

(t)	Operating Leases

Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Annual rentals applicable to such operating leases are charged to expense on a straight-line basis over the lease terms except where an alternative basis is more representative of the pattern of benefits to be derived from the leased assets. Lease incentives received are recognized as an integral part of the aggregate net lease payments made. Contingent rentals are charged to expense in the accounting period in which they are incurred.

(u)	Derivative financial instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks.

The Company reviews the terms of convertible debt or convertible preferred stock that it issues to determine whether there are embedded derivative instruments, including the embedded conversion option, that are required to be bifurcated and accounted for separately as a derivative financial instrument. Also, in connection with the sale of convertible debt or equity instruments, the Company may issue freestanding warrants that may, depending on their terms, be accounted for as derivative instrument liabilities, rather than as equity.

Derivative financial instruments are initially measured at their fair value. For derivative financial instruments that are accounted for as liabilities, each such derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. For option-based derivative financial instruments, the Company uses a binomial option pricing model to value the derivative instruments.

(v)	Fair value of financial instruments

The carrying amounts of the Company’s financial instruments, which principally include cash and cash equivalents, time deposits, accounts receivable and accounts payable, approximate their fair values due to the relatively short maturity of such instruments.

The carrying amount of the Company’s short-term borrowings approximates their fair value based upon current rates and terms available to the Company for similar debt.

Warrants that are recorded as derivative instrument liabilities are carried at their fair value, with changes in the fair value reported as charges or credits to income each period.

(w)	Earnings per share

Basic net income per share is computed by dividing net income attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is calculated by dividing net income by the weighted-average number of common shares used in the basic earnings per share calculation plus the number of common shares that would be issued assuming exercise or conversion of all potentially dilutive common stock equivalents outstanding. Equity instruments are excluded from the calculation of diluted earnings per share if the effect of including such instruments is anti-dilutive.

(x)	Recent accounting pronouncements

In January 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Updates (“ASU”) No. 2011-01 – Receivables (Topic 310): Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20. The amendments in this update temporarily delay the effective date of the disclosures about troubled debt restructurings in ASU No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, for public entities. The delay is intended to allow the FASB time to complete its deliberations on what constitutes a troubled debt restructuring. The effective date of the new disclosures about troubled debt restructurings for public entities and the guidance for determining what constitutes a troubled debt restructuring will then be coordinated. This deferral will have no material impact on the Company’s consolidated financial statements.

In January 2011, the FASB issued ASU No. 2011-02 – Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The amendments in this update provide additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. For public companies, a new guidance is effective for interim and annual periods beginning on or after June 15, 2011, and applies retrospectively to restructurings occurring on or after the beginning of the fiscal year of adoption within those annual periods. Early application is permitted. The adoption of the provisions in ASU 2011-02 will have no material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04 – Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this update intend to converge requirements for how to measure fair value and for disclosing information about fair value measurements in U.S. GAAP with International Financial Reporting Standards. For public entities, this ASU is effective for interim and annual reports beginning after December 15, 2011. The adoption of the provisions in ASU 2011-04 will have no material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05 – Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this update require (i) that all non-owner changes in stockholder’s equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements (the current option to present components of other comprehensive income (“OCI”) as part of the statement of changes in stockholders’ equity is eliminated); and (ii) presentation of reclassification adjustments from OCI to net income on the face of the financial statements. For public entities, the amendments in this ASU are effective for years and interim periods within those years, beginning after December 15, 2011. The amendments in this update should be applied retrospectively. Early adoption is permitted. The adoption of the provisions in ASU 2011-05 will have no material impact on the Company’s consolidated financial statements.
In September 2011, the FASB issued ASU No. 2011-08 - Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which amends ASC 350 to first assess qualitative factors before performing the quantitative goodwill impairment testing. The ASU provides the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the results of the qualitative analysis indicate it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative two-step impairment test, which is required under current U.S. GAAP, would not be necessary. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of the provisions in ASU 2011-08 will not have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11 —Balance Sheet (Topic 210). The objective of this update is to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this update. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect the adoption of the provisions in this update will have a significant impact on its consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-12 —Comprehensive Income (Topic 220). The amendments in this update supersede certain pending paragraphs in ASU No. 2011-05, to effectively defer only those changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The amendments will be temporary to allow the board of directors time to redeliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements for public, private, and non-profit entities. The amendments in this update are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The Company does not expect the adoption of the provisions in this update will have a significant impact on its consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.

TIME DEPOSITS	12 Months Ended
Dec. 31, 2011
Time Deposits [Abstract]
TIME DEPOSITS
(2)	TIME DEPOSITS

Time deposits (in thousands):

	December 31,	December 31,
	2011	2010
Time deposits	-	3,020

	$-	$3,020

Time deposits represent amounts deposited with Xiamen International Bank and that matured on March 31, 2011.

INVENTORIES	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORIES
(3)	INVENTORIES
  Inventories consist of the following (in thousands):
	December 31,	December 31,
	2011	2010
Finished goods	1,880	654

	$1,880	$654

TRADE DEPOSITS	12 Months Ended
Dec. 31, 2011
Trade Deposit [Abstract]
TRADE DEPOSITS
(4)	TRADE DEPOSITS

Trade deposits consist of the following (in thousands):

	December 31,	December 31,
	2011	2010
Trade deposits	3,482	4,806

	$3,482	$4,806

Trade deposits consist of deposits made to third-party manufacturers in order for them to manufacture on behalf of the Company. As of December 31, 2011 and December 31, 2010, the Company had trade deposits with 16 and 24 manufacturers, respectively. 86.0% of the balance as of December 31, 2011 was made to 7 manufacturers, while 57.3% of the balance as of December 31, 2010 was made to 4 manufacturers.

BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
BUSINESS COMBINATION
(5)	BUSINESS COMBINATION

In May 2011, the Company entered into an agreement with its Fujian distributor to acquire the distributor’s retail distribution network of 13 retail stores for $6,684,000 (RMB 44,100,000) in cash. The Company believes that operating certain points of sale directly can facilitate the promotion of its brand and brand image, and can benefit at the same time from the higher margins for retail sales. The Company believes that the Fujian distributor’s retail network is ideal as the Company is headquartered in, and operates from, the same province. The Company completed this acquisition on June 30, 2011 and has reported its operations since July 1, 2011. This acquisition resulted in a new segment, company stores, as further disclosed in Note 18. Pro forma results of operations that include the acquired business for the twelve months ended December 31, 2011 are not presented because the effects of the acquisition were not material to the Company’s financial results.

The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition (in thousands):
Total purchase price:	6,684

Allocation of the purchase price to assets and liabilities at fair value:
Inventories	151
Prepaid rent	98
Leasehold improvements	469
Property, plant and equipment	17
Net assets acquired at fair value	735
Pre-existing distribution agreement	919
Goodwill	5,030
Total intangible assets acquired	5,949

The pre-existing distribution agreement recognized in conjunction with the acquisition on June 30, 2011, represents the intangible value of the reacquisition of the distribution license that was granted by the Company to its Fujian distributor. The value assigned to the pre-existing distribution agreement has been fully amortized as of December 31, 2011.

The goodwill recognized in conjunction with the acquisition on June 30, 2011 represents intangible values of the store locations for their future profit potential that do not qualify for separate recognitions, or other factors.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
(6)	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is summarized as follows (in thousands):

	December 31,	December 31,
	2011	2010
Buildings	$-	$946
Furniture, fixtures and equipment	-	86
Leasehold improvements	2,828
Motor vehicles	56	202
Office equipment	66	34
Plant and machinery	-	214

Total property, plant and equipment	2,948	1,482
Less: accumulated depreciation	(751)	(535)

Property, plant and equipment, net	$2,197	$947

Depreciation expense was $718 and $61 for the years ended December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, the Company disposed of its manufacturing equipment that had a net book value of $145 on December 31, 2010 for $154, resulting in a gain of $9.

During the year ended December 31, 2011, the Company disposed of the building that housed its discontinued manufacturing activities and the land use right for the land on which the building sits, which collectively had a net book value of $1,013, for $989, resulting in a loss of $24.

LAND USE RIGHTS	12 Months Ended
Dec. 31, 2011
Intangible Assets Disclosure [Abstract]
LAND USE RIGHTS
(7)	LAND USE RIGHTS

The Company’s land use right is summarized as follows (in thousands):

	December 31,	December 31,
	2011	2010
Land use right	$-	$325
Less: accumulated amortization	-	(64)
Land use right, net	$-	$261

Amortization expense was $10 for the year ended December 31, 2010.

During the year ended December 31, 2011, the Company disposed of its land use right in connection with the sale of its building (See Note 6).

GOODWILL	12 Months Ended
Dec. 31, 2011
Goodwill Disclosure [Abstract]
GOODWILL
(8)	GOODWILL
  Goodwill (see Note 5) consists of the following (in thousands):
	December 31,	December 31,
	2011	2010
Goodwill on stores acquired	$5,219	$-

Goodwill	$5,219	$-

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
(9)	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables are summarized as follows (in thousands):

	December 31,	December 31,
	2011	2010
Accrued salaries and wages	$79	$36
Accrued expenses	1,686	1,215
Advertising subsidies payables	202	195
	$1,967	$1,446

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
(10)	RELATED PARTY TRANSACTIONS

Related party transactions are summarized as follows (in thousands):

	December 31,	December 31,
	2011	2010
Mr. Qingqing Wu (1)	$1,144	$45
Mr. Bennet Tchaikovsky (2)	5	68
Ms. Ying (Teresa) Zhang (3)	67	49
	$1,216	$162

(1)	The amount due to this director is unsecured, interest-free and repayable on demand.
(2)	Represents reimbursable expenses owed.
(3)	Represents cash and share compensation owed.

Mr. Qingqing Wu currently has four trademarks registered in his name that were intended to be transferred to Yinglin Jinduren for no consideration prior to the closing of the Share Exchange on February 13, 2009. As such transfers could not be timely effected, Mr. Wu entered into trademark license contracts with Yinglin Jinduren on February 12, 2009, pursuant to which he perpetually granted Yinglin Jinduren the rights to use these trademarks for no consideration. Mr. Wu is also in the process of transferring the trademarks to Yinglin Jinduren for no consideration as originally intended, although such transfers have not been completed. To date, Yinglin Jinduren has not utilized these trademarks, and the Company considers the value of these trademarks to be de minimis. Upon completion of the transfer to Yinglin Jinduren, the trademarks will be transferred to China Dong Rong.

SALE OF PREFERRED STOCK, COMMON STOCK AND WARRANTS	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
SALE OF PREFERRED STOCK, COMMON STOCK AND WARRANTS
(11)	SALE OF PREFERRED STOCK, COMMON STOCK AND WARRANTS

On December 12, 2011, the Company effected a 1-for-2.5 reverse stock split of its issued and outstanding shares of common stock and a proportional reduction of its authorized shares of common stock. Therefore, all common share and per share amount, and exercise prices of common stock, warrants, and options disclosed in the Company’s consolidated financial statements and the footnotes thereto have been retroactively restated to reflect the 1-for-2.5 reverse stock split.

On October 27, 2009, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with several accredited investors (collectively the “Purchasers”) pursuant to which the Company agreed to sell to the Purchasers shares of the Company’s series A convertible preferred stock (the “Preferred Shares”) at $2.86 per share and to issue warrants to purchase shares of the Company’s common stock (the "Preferred Shares Financing"). At the initial closing on October 27, 2009, the Company issued 1,446,105 Preferred Shares and Warrants to purchase 289,221 shares of common stock for gross proceeds of approximately $4.1 million. At the final closing on November 17, 2009, the Company issued an additional 1,350,616 Preferred Shares and Warrants to purchase 270,123 shares of common stock for gross proceeds of approximately $3.9 million. The 1,446,105 Preferred Shares issued on October 27, 2009 and the 1,350,616 Preferred Shares issued on November 17, 2009 are convertible into 578,442 common shares and 540,246 common shares, respectively.

The designation, rights, preferences and other terms and provisions of the Preferred Shares are set forth in the Certificate of Designation filed with the Nevada Secretary of State on October 23, 2009 (the “Certificate”). The Preferred Shares are convertible into 0.4 shares of common stock at $7.15 per share (subject to certain adjustments) at any time at the holder’s option, and will automatically convert when the Company’s common stock is qualified for listing on either the Nasdaq Capital Market or the NYSE Amex Equities. The Preferred Shares are entitled to participate in any dividends declared and paid on the Company’s common stock on an as-converted basis. Holders of the Preferred Shares are also entitled to notice of any stockholders’ meeting and vote together with common stock holders on an as-converted basis. Additionally, as long as any Preferred Shares are outstanding, the Company cannot, without the affirmative vote of the holders of a majority of the then outstanding Preferred Shares, (a) alter or change adversely the powers, preferences, or rights given to the Preferred Shares or alter or amend the Certificate, (b) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a Liquidation (as defined in Section 5 of the Certificate) senior to or otherwise pari passu with the Preferred Shares, (c) amend its charter documents in any manner that adversely affects any rights of the holders of Preferred Shares, (d) increase the number of authorized shares of Preferred Shares, or (e) enter into any agreement with respect to any of the foregoing.

Each warrant entitles its holder to purchase one share of common stock at an exercise price of $8.575 per share (subject to certain adjustments) for a period of three years. The Company is also entitled to redeem the warrants for the then applicable exercise price (currently $8.575) if the volume-weighted average price of the common stock for 20 consecutive days exceeds 200% of the then applicable exercise price.

The conversion price of the Preferred Shares and the exercise price of the warrants are subject to anti-dilution adjustments in the event that the Company issues additional equity, equity linked securities or securities convertible into common stock at a purchase price less than the then applicable conversion or exercise price (other than shares issued to the Company’s officers, directors, employees or consultants pursuant to any stock or option plan duly adopted by a majority of the Company’s non-employee directors, or issued upon the conversion or exercise of any securities outstanding as of the closing date of the Preferred Shares Financing, or for acquisitions or strategic transactions approved by a majority of the Company’s directors). The conversion and exercises prices are also subject to customary adjustments for stock dividends, stock splits, reverse stock splits or other similar transactions.

In connection with the Purchase Agreement, certain of the Company’s shareholders entered into a lock-up agreement (the “Lock-up Agreement”) whereby they agreed not to offer, sell, or other dispose of (a) 50% of their common stock holdings for nine months from the initial closing of the Preferred Shares Financing, and (b) the remaining 50% of their common stock holdings for twelve months from the initial closing.

In connection with the Preferred Shares Financing, the Company agreed to place $150,000 of its gross proceeds and Warrants to purchase up to 120,000 shares of common stock in an escrow account to be expended for investor relations, pursuant to the terms of an escrow agreement.

Gilford Securities, Incorporated acted as the placement agent in connection with the Preferred Shares Financing.

On December 1, 2009, the Company entered into a second securities purchase agreement (the “Second Purchase Agreement”) with several accredited investors, including some of the Purchasers (the “Common Shares Purchasers”) pursuant to which the Company issued to the Common Shares Purchasers 261,414 shares of common stock at $7.15 per share and warrants to purchase 130,707 shares of Common Stock, for gross proceeds of approximately $1.87 million (the “Common Shares Financing”). The terms of the warrants issued in connection with the Second Purchase Agreement are identical to the warrants issued in connection with the Purchase Agreement.

The Company is required to file a registration statement to register the common stock underlying the Preferred Shares and Warrants from the Preferred Shares Financing, and the common stock issued in and underlying the warrants from the Common Shares Financing, for resale on or before December 17, 2009, and have it declared effective within 90 days thereafter (or 150 days if the registration statement receives a full review). If the registration statement is not timely filed or declared effective, the Company is subject to liquidated damages of 1% of the gross proceeds from both financings per month, up to 10%, and pro-rated for partial periods. The registration statement was filed on December 17, 2009, and was declared effective on March 30, 2011. Accordingly, as of December 31, 2010 and 2011, the Company accrued the full amount of the liquidated damages or $987,000.

Because the warrants contain provisions that would reduce their exercise price in the event that the Company issues additional equity, equity linked securities or securities convertible into common stock at a purchase price less than the then applicable conversion or exercise price, and because the Warrants are denominated in a currency that is different from the Company’s functional currency, they have been accounted for as derivative instrument liabilities (see Note 12).

The Preferred Shares are not subject to redemption (except on liquidation), are entitled to participate in any dividends declared and paid on the Company’s common stock on an as-converted basis, and the holders of the Preferred Shares are entitled to vote together with common stock holders on an as-converted basis. The Preferred Shares, excluding the embedded conversion option, are considered to be an equity instrument and accordingly, the embedded conversion option has not been separated and accounted for as a derivative instrument liability. However, the Company has recognized a beneficial conversion feature related to the Preferred Shares, to the extent that the conversion feature, based on the proceeds allocated to the Preferred Shares, was in-the-money at the time they were issued. Such beneficial conversion feature amounted to approximately $1.973 million and $2.030 million related to the initial closing and the final closing of the Preferred Shares Financing, respectively. Because the Preferred Shares do not have a stated redemption date and may be converted by the holder at any time, the discount recognized by the allocation of proceeds to the beneficial conversion feature has been immediately amortized through retained earnings as a deemed dividend to the holders of the Preferred Shares.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
(12)	DERIVATIVE FINANCIAL INSTRUMENTS

(Amounts in thousands except share data)

On October 27, November 17 and December 1, 2009, the Company issued 289,221, 270,123 and 130,707 common stock purchase warrants (the “Warrants”) in connection with the Preferred Shares Financing and the Common Shares Financing, respectively. Each Warrant entitles its holder to purchase one share of common stock of the Company at an exercise price of $8.575 per share (subject to certain adjustments) for a period of three years. The Company is entitled to redeem the Warrants for the then applicable exercise price (currently $8.575) if the volume-weighted average price of our common stock for 20 consecutive days exceeds 200% of the then applicable exercise price.

The Company uses a binomial option pricing model to value these Warrants. In valuing the Warrants at the time they were issued and at December 31, 2011, the Company used the market price of its common stock on the date of valuation, an expected dividend yield of 0% and the remaining period to the expiration date of the Warrants. All Warrants can be exercised by the holder at any time.

Because of the limited historical trading period of the Company’s common stock, the expected volatility of its common stock over the remaining life of the Warrants, which has been estimated at 75%, is based on a review of the volatility of entities considered by management as comparable. The risk-free rates of return used ranged from 0.10% to 0.11%, based on constant maturity rates published by the U.S. Federal Reserve, applicable to the remaining life of the Warrants.

At December 31, 2011, the following derivative liabilities related to common stock warrants were outstanding (in thousands except price per share and number of warrants):

Issue Date	Expiration Date	# of Warrants	Exercise Price Per Share	Value - December 31, 2010	Value - December 31, 2011
October 27, 2009	October 27, 2012	289,221	$8.575	$547	$271

November 17 2009	November 17, 2012	266,824	8.575	512	266

December 1, 2009	December 1, 2012	130,707	8.575	253	136

		686,751		$1,312	$673

During the years ended December 31, 2011 and 2010, the Company recognized gains of $639 and $2,351 from the change in fair value of the warrant liability, respectively.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement. The Company’s derivative financial instruments which are required to be measured at fair value on a recurring basis are measured at fair value using Level 3 inputs. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following represents a reconciliation of the changes in fair value of financial instruments measured at fair value using Level 3 inputs during the years ended December 31, 2011 and 2010:
Warrants (in thousands)
Balance – January 1, 2010	$3,684
Issued	-
Exercised	(21)
Fair value adjustments	(2,351)
Balance- December 31, 2010	$1,312
Issued	-
Exercised	-
Fair value adjustments	(639)
Balance December 31, 2011	$673

Estimating the fair values of derivative financial instruments requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, valuation techniques are sensitive to changes in the trading market price of our common stock, which may exhibit significant volatility. Because derivative financial instruments are initially and subsequently carried at fair values, our income will reflect the volatility in these estimate and assumption changes.

SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS
(13)	SHORT-TERM BORROWINGS

The carrying amounts of the Company’s borrowings are as follows (in thousands):

	December 31, 2010
	Amount	Interest Rate
Bank loan	$607	8.153%

As of December 31, 2010, the short-term borrowing was secured by a personal guarantee from Mr. Qingqing Wu, the Company’s CEO and chairman of the board of directors.

COMMON STOCK	12 Months Ended
Dec. 31, 2011
Common Stock Disclosure [Abstract]
COMMON STOCK
(14)	COMMON STOCK

The following amounts are in thousands except for share data (shares, par value and price per share):

The Company is authorized to issue 40,000,000 shares of common stock, $0.00001 par value. The Company had 581,769 common shares outstanding prior to the Share Exchange with PXPF, and, as described in Note 1, issued 5,824,000 common shares to the shareholders of PXPF in connection with the Share Exchange. For accounting purposes, the shares issued to the shareholders of PXPF are assumed to have been outstanding on January 1, 2008, and the 581,769 shares held by the existing shareholders of the Company prior to the Share Exchange on February 13, 2009 are assumed to have been issued on that date in exchange for the net assets of the Company.

On December 1, 2009, the Company sold 261,414 shares of common stock to certain accredited investors.

During the year ended December 31, 2010, 3,300 warrants were exercised and 1,747,962 shares of convertible preferred stock were converted into 3,300 and 699,185 shares of common stock, respectively.

During the year ended December 31, 2011, 415,906 shares of convertible preferred stock were converted into 166,362 shares of common stock.

On March 10, 2010, the Company entered into a service agreement with a non-executive director and agreed to issue 4,000 shares of restricted common stock in four quarterly installments for her annual service. The terms of the service agreement was continued on March 10, 2011, with 4,000 shares of restricted common stock to be issued in four quarterly installments accordingly. The trading value of the Company’s common stock on March 10, 2011 and 2010 was $3.93 and $15.00 for totals of $16 and $60, respectively. $24 and $49 were recognized as compensation expense for the years ended December 31, 2011 and 2010, respectively.

On April 27, 2010, the Company entered into an agreement to issue 8,000 shares of restricted common stock to Worldwide Officers Inc. (“WOI”) for the services of its chief financial officer for one year, which would vest as follows: 1,425 shares on June 30, 2010, 2,016 shares on September 30, 2010, 2016 shares on December 31, 2010, 1,973 shares on March 31, 2011 and 570 shares on April 26, 2011. The trading value of the granted shares on April 27, 2010 was $12.50 per share for a total value of $100. $32 and $68 were recognized as compensation expense for the year ended December 31, 2011 and 2010, respectively.

On September 28, 2011, the Company entered into an agreement to issue 7,942 shares of restricted common stock to WOI for the chief financial officer’s services from April 27, 2011 through September 27, 2011. The trading value of the granted shares on September 28, 2011 was $3.25 for a total value of $26. $26 was recognized as compensation expense for the year ended December 31, 2011.

On September 28, 2011, the Company entered into an agreement to grant WOI a restricted stock award of $200,000 of its common stock for each one-year term of the chief financial officer, $100,000 of which is calculated based on the closing price of the common stock on the first day of such term, and the other $100,000 calculated based on the closing price on the first day immediately after the initial 6-month period of such term. In connection therewith, 30,770 shares were granted to WOI for the initial 6-month period of the initial term, calculated based on the closing price of the Company’s common stock as quoted on the OTC Bulletin Board on September 28, 2011, of $3.25. Such shares shall vest in two installments of 15,385 shares on December 27, 2011 and March 27, 2012. $52 was recognized as compensation expense for the year ended December 31, 2011.

A summary of the status of the Company’s non-vested shares as of December 31, 2011, and changes during the year ended December 31, 2010, is presented below:

		Weighted-Average
		Grant Date
Non-vested shares	Shares	Fair Value
Non-vested at January 1, 2010	-	-
Granted	12,000	$13.33
Vested	(8,458)	$(13.33)
Forfeited	-	-
Non-vested at December 31, 2010	3,542	$13.33
Granted	42,711	$3.32
Vested	(29,869)	$4.51
Forfeited	-	-
Non-vested at December 31, 2011	16,384	$3.31

As of December 31, 2011, there was $50 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the board of directors. The total fair value of shares vested during the years ended December 31, 2011 and 2010 were $134 and $117 respectively.

At December 31, 2011, 7,586,741 shares of common stock were issued and outstanding.

PREFERRED STOCK	12 Months Ended
Dec. 31, 2011
Preferred Stock [Abstract]
PREFERRED STOCK
(15)	PREFERRED STOCK

The following amounts are in thousands except for share data (shares, par value and price per share):

The Company is authorized to issue 100,000,000 shares of preferred stock, $0.00001 par value, of which 2,800,000 shares have been designated as series A convertible preferred stock (the “Preferred Share”).

On October 27 and November 17, 2009, the Company sold 1,446,105 and 1,350,616 Preferred Shares to certain accredited investors in connection with the Preferred Shares Financing, respectively. Each Preferred Share is convertible into 0.4 shares of common stock, at a conversion price of $7.15 per share (subject to certain adjustments) at any time at the holder’s option, and will automatically convert if the common stock is qualified for listing on either the NASDAQ Capital Market or the NYSE Amex Equities. The designation, rights, preferences and other terms and provisions of the Preferred Shares are set forth in the Certificate of Designation filed with the Nevada Secretary of State on October 23, 2009. Each Preferred Share is entitled to participate in any dividends declared and paid on the common stock on an as-converted basis. Holders of the Preferred Shares are also entitled to notice of any stockholders’ meeting and vote together with common stock holders on an as-converted basis. Each Preferred Share has a liquidation preference of $2.86 per share, plus any accrued but unpaid dividends. During the year ended December 31, 2010, 1,747,962 Preferred Shares were converted, and at December 31, 2010, 1,048,759 Preferred Shares were outstanding, with an aggregate liquidation preference of $2,999. During the year ended December 31, 2011, 415,906 Preferred Shares were converted and at December 31, 2011, 632,853 Preferred Shares were outstanding, with an aggregate liquidation preference of $1,810.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE
(16)	EARNINGS PER SHARE

The following tables set forth the computation of basic and diluted earnings per share (in thousands except for share amounts):

(a)	Basic
“Basic earnings per share - common” is calculated by dividing the net income attributable to common shareholders of the Company by the weighted average number of common shares. Using the two class method pursuant to ASC 260-10-45, the Company allocated its net income to preferred and common shareholders during the years ended December 31, 2011 and 2010, based on the number of common shares outstanding during the periods shown (taking into account the number of preferred shares converted into common shares at the end of such periods on a 1 preferred share-for-0.4 common share basis), and participating preferred shares outstanding during the periods shown.

	Year Ended December 31,
	2011	2010
Income attributable to common shareholders of the Company	13,478	13,414
Income attributable to preferred shareholders of the Company	450	1,572
Net income	$13,928	$14,986
Weighted average number of common shares outstanding	7,461,296	6,974,492

(b)	Diluted

Diluted earnings per share is calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential common shares. The Company has two categories of dilutive potential common shares: the Preferred Shares issued in October and November 2009 in connection with the Preferred Shares Financing, and the Warrants issued in connection with both the Preferred Shares Financing and the Common Shares Financing in December 2009. The Warrants are assumed to have been converted into common shares and the calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average annual market share price of the Company’s common stock) based on the monetary value of the subscription rights attached to outstanding Warrants. The Preferred Shares that were outstanding at the end of the respective periods are assumed to have been converted into common shares on a 1 preferred share-for-0.4 common share basis. Since the Preferred Shares are included in the diluted calculation, net income (attributable to both common and preferred shareholders) is used. The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the Warrants.
	Year Ended December 31,
	2011	2010
Net income	$13,928	$14,986
Weighted average number of common shares outstanding	7,461,296	6,974,492

Adjustment for:
Preferred stock	341,394	817,571
	7,802,690	7,792,063

Warrants were excluded from the calculation of diluted earnings per share for the years ended December 31, 2011 and 2010, as the warrant strike price of $8.575 is greater than the share price $4.75 at December 31, 2011 and the share price of $5.00 at December 31, 2010.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
(17)	INCOME TAXES

The provisions for income tax expense were as follows (in thousands):

	Year Ended December 31,
	2011	2010
PRC enterprise income tax - current	4,455	4,726
	$4,455	$4,726

As of December 31, 2011 and December 31, 2010, the Company did not have any significant temporary differences and carry forwards that may result in deferred tax.

The applicable rate of Hong Kong profits tax for the years ended December 31, 2011 and 2010 was 16.5%. However, no provision for Hong Kong profits tax has been made for the years ended December 31, 2011 and 2010 as the Company did not carry on any business which generates profits chargeable to Hong Kong profits tax.

Peng Xiang Peng Fei Investments, Inc. (“PXPF”) is a company incorporated in the BVI and is fully exempt from Domestic Corporate Tax of the BVI.

The Company has analyzed the tax positions taken or expected to be taken in its tax filings and has concluded it has no material liability related to uncertain tax positions or unrecognized tax benefits as of December 31, 2011 and 2010. The Company classifies interest and/or penalties related to income tax matters in income tax expense. As of December 31, 2011 and 2010, there was no interest and penalties related to uncertain tax positions. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational or other errors made by the taxpayer or the withholding agent. The statute of limitations extends to five years under special circumstances. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Accordingly, the income tax returns of the Company’s PRC operating subsidiaries for the years ended December 31, 2009 through 2011 are open to examination by the PRC state and local tax authorities.

The following table reconciles the U.S. statutory rates to the Company's effective tax rate for the years ended December 31, 2011 and 2010:
	Year Ended December 31,
	2011	2010
U.S. statutory rates	34%	34%
Foreign income not recognized in U.S.	(34)%	(34)%
PRC income tax rate	25%	25%
Effective tax rate	25%	25%

The following table reconciles the theoretical tax expense calculated at the statutory rates to the Company’s effective tax expense for the years ended December 31, 2011 and 2010 respectively (in thousands):
	Year Ended December 31,
	2011	2010
Theoretical tax expense calculated at PRC statutory enterprise income tax rate of 25%	$4,596	$4,928
Tax effect of non-deductible expenses and other	384	386
Tax expense effect of non-taxable valuation change (Warrant liability)	(525)	(588)
Effective tax expense	$4,455	$4,726

Non-deductible expenses for the years ended December 31, 2011 and 2010 primarily consisted of expenses incurred outside of the PRC which are not deductible in computing the income tax for the PRC.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
SEGMENT INFORMATION
(18)	SEGMENT INFORMATION

ASC Topic 280 requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. On July 1, 2011, the Company began to directly operate 13 store locations after acquiring them from one of its distributors, and the Company subsequently opened seven more locations during the six months ended December 31, 2011. As of December 31, 2011, the Company’s distributors operated 393 points of sale. During year ended December 31, 2011, the Company operated in two reportable business segments: (1) sales to its distributors, and (2) retail sales at Company-operated stores. The Company's reportable segments represent the two ways that the Company sells its products: directly to consumers (via Company-operated stores), and to its distributors who then sell the products to consumers. These segments share certain costs that are allocated on the basis of revenues: advertising within the PRC and research and development. Company-operated stores require different types of management focus and as such are managed separately.

Condensed information with respect to the two reportable business segments for the years ended December 31, 2011 and 2010 is as follows (in thousands):
	Year Ended December 31,
	2011	2010
Net sales:
Distributor	85,497	73,834
Company stores	3,329	-
	88,826	73,834

Cost of sales:
Distributor	49,124	43,863
Company stores	940	-
	50,064	43,863

Selling expense:
Distributor	12,726	8,568
Company stores	2,893	-
	15,619	8,568

General and administrative expense:
Distributor	2,628	2,240
Company stores	102	-
	2,730	2,240

Net income (loss)
Distributor	21,020	19,163
Company stores	(607)
Other (a)	(6,485)	(4,177)
	13,928	14,986

(a)
The Company does not allocate its general and administrative expenses from it activities in the United States, or the fair value charges of its derivative liabilities, to its reportable segments, as they are managed at the corporate level.

	December 31,	December 31,
	2011	2010
Depreciation and amortization:
Corporate	$23	$-
Distributor	-	$71
Company stores	1,640	-
	$1,673	$71

	December 31,	December 31,
	2011	2010
Identifiable long lived assets at December 31, 2011 and 2010 (net of depreciation and amortization):
Corporate	$54	$73
Distributor	-	$1,135
Company stores	7,362	-
	$7,416	$1,208

	December 31,	December 31,
	2011	2010
Capital expenditures (excludes acquisition costs)
Corporate	$58	$9
Distributor	-	$-
Company stores	2,301	-
	$2,359	$9

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
Statutory Reserves Disclosure [Abstract]
STATUTORY RESERVES
(19)	STATUTORY RESERVES

Under PRC regulations, Yinglin Jinduren may pay dividends only out of its accumulated profits, if any, determined in accordance with PRC GAAP. In addition, it is required to set aside at least 10% of its after-tax net profits each year, if any, to fund the statutory reserves until the balance of the reserves reaches 50% of its registered capital. The statutory reserves are not distributable in the form of cash dividends to the Company but can be used to make up prior year cumulative losses. As of December 31, 2011, the registered capital was RMB 10,000,000 ($1,517,036), and the statutory reserves have been fully funded.

Like Yinglin Jinduren, China Dong Rong is also required to set aside at least 10% of its annual after-tax net profit, if any, to fund government-mandated statutory reserves until the balance of such reserves reaches 50% of its registered capital, or $4 million (based on its registered capital of $8 million). The funds in the statutory reserves can only be used for certain purposes, such as to increase its registered capital or to eliminate its future losses as determined under PRC generally acceptable accounting principles GAAP. As of December 31, 2011, the statutory reserves have not yet been funded as China Dong Rong only commenced operations in December 2010. The Company plans to start funding the statutory reserves in 2012.

LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
LEASE COMMITMENTS
(20)	LEASE COMMITMENTS

Company leases (in thousands):

For its administrative operations, the Company leases certain premises under long-term, non-cancelable leases and year-to-year leases. These leases are accounted for as operating leases. Rent expense for such leases amounted to $74 and $71 for the years ended December 31, 2011 and 2010, respectively.

Store leases (in thousands):

As of December 31, 2011, the Company operated 20 store locations, including the 13 acquired on June 30, 2011 and seven opened thereafter. Of the leases for these stores, seven require fixed rent payments. The remaining 13 have rental payments based on store revenue with no minimum rental payment, and are thus not listed below. Instead, rent expense for such leases is recorded as sales are made. Rent expense for all 20 store leases amounted to $203 and $0 for the years ended December 31, 2011 and 2010, respectively.

Future minimum payments under long-term, non-cancelable leases as of December 31, 2011, are as follows (in thousands):
	Future minimum payments - Corporate	Future minimum payments- Stores	Total Future minimum payments
Year ending December 31,
2012	$54	$353	$407
2013	-	278	278
2014		111	111

	$54	$742	$796

BUSINESS AND CREDIT CONCENTRATIONS	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
BUSINESS AND CREDIT CONCENTRATIONS
(21)	BUSINESS AND CREDIT CONCENTRATIONS

The Company operates in the fashion apparel industry and generates all of its sales in the PRC. The fashion apparel industry is impacted by the general economy. Changes in the marketplace would significantly affect management’s estimates and the Company’s performance.

The Company had distribution agreements in effect with 11 distributors at December 31, 2011, and with 12 distributors at December 31, 2010. The Company had the following concentrations of business with each distributor constituting greater than 10% of the Company’s sales:

	Year Ended December 31,
	2011	2010
Distributors
Distributor A	18.38%	16.29%
Distributor B	11.32%	13.10%
Distributor C	11.19%	* %
Distributor D	10.98%	12.53%

The Company’s concentrations of accounts receivable by distributors constituting greater than 10% of the Company's accounts receivable were as follows:
	December 31,
	2011	2010
Distributors
Distributor A	23.23%	17.45%
Distributor B	15.70%	* %
Distributor C	13.15%	13.54%
Distributor D	10.13%	12.36%

The Company had the following concentrations of business with each vendor constituting greater than 10% of the Company’s purchases:

	Year Ended December 31,
	2011	2010
Vendors
Vendor A	14.48%	*
Vendor B	10.80%	*

The Company has the following concentrations of business with each creditor constituting greater than 10% of the Company’s accounts payable:

	December 31,
	2011	2010
Creditors
Creditor A	50.69%	*
Creditor C	*	18.87%
Creditor D	*	16.51%
Creditor E	*	13.45%
Creditor F	*	10.71%
Creditor G	*	10.12%
________
* The concentration is less than 10%

The above concentrations make the Company vulnerable to a near-term severe impact should the relationships be terminated.

BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLAN
(22)	BENEFIT PLAN

Pursuant to relevant PRC regulations, Yinglin Jinduren and China Dong Rong participate in a local municipal government retirement benefits scheme (the “Scheme”), whereby each of them is required to contribute a certain percentage of the basic salaries of its employees to the Scheme to fund their retirement benefits. Contributions under the Scheme are charged to the consolidated statements of income and comprehensive income as incurred. Contributions to the Scheme were $64,000 and $88,000 for the years ended December 31, 2011 and 2010, respectively.